Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2025	Dec. 31, 2024
Preferred shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred shares, authorized (in Shares)		2,000,000	2,000,000
Preferred shares, issued (in Shares)
Preferred shares, outstanding (in Shares)
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.05	$ 0.05
Ordinary shares, authorized (in Shares)	[1]	500,000,000	200,000,000
Ordinary shares, issued (in Shares)	[1]	4,686,248	205,711
Ordinary shares, outstanding (in Shares)	[1]	4,686,248	205,711
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)		$ 0.001	$ 0.001
Ordinary shares, authorized (in Shares)		500,000	500,000
Ordinary shares, issued (in Shares)		500,000	500,000
Ordinary shares, outstanding (in Shares)		500,000	500,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the share consolidation of Class A at a ratio of one-for-fiftieth (50) effective on December 22, 2025 (Note 1).